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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06590

Invesco Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    11/30/16

Item 1. Schedule of Investments.

Invesco Value Municipal Income Trust

Quarterly Schedule of Portfolio Holdings

November 30, 2016

invesco.com/us	MS-CE-VMINC-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–154.96%(a)

Alabama–3.51%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (b)	5.00%	11/15/2046	$4,500	$4,989,735
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2039	1,095	1,197,065
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2044	1,095	1,193,200
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (c)	5.25%	07/01/2030	3,600	3,951,108
Birmingham (City of) Water Works Board; Series 2011, Water RB (b)(d)(e)	5.00%	01/01/2021	8,575	9,658,365
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	5.00%	08/01/2037	2,000	2,170,240
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	2,400	2,637,456
				25,797,169

Alaska–0.57%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/2041	3,825	4,219,702

Arizona–4.23%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (c)	5.00%	03/01/2041	2,065	2,198,069
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	4,450	4,681,168
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,083,479
Arizona (State of); Series 2008 A, COP (d)(e)	5.00%	03/01/2018	1,995	2,091,957
Series 2008 A, COP (d)(e)	5.00%	03/01/2018	1,605	1,683,003
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	1,000	1,078,850
Series 2010, RB	5.13%	05/15/2040	1,000	1,083,310
Mesa (City of); Series 2013, Excise Tax RB (b)	5.00%	07/01/2032	7,600	8,504,856
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	435	480,292
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,665	2,841,530
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	1,009,680
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2032	1,050	1,145,498
Series 2014 A, Hospital RB	5.25%	08/01/2032	2,000	2,219,340
				31,101,032

California–22.14%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub Lien RB	5.00%	10/01/2037	2,110	2,260,562
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (d)(e)	5.00%	12/01/2017	3,145	3,275,297
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(g)	0.00%	08/01/2035	3,010	1,350,346
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(g)	0.00%	08/01/2036	2,675	1,140,807
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	2,720	2,018,893
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	5,270	3,082,265
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (d)(e)	5.00%	05/01/2018	4,360	4,600,934
Series 2008 H, Power Supply RB (d)(e)	5.00%	05/01/2018	1,740	1,836,152

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (b)	5.00%	11/15/2036	$4,750	$5,128,860
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,190	1,283,641
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,400	1,499,946
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	3,075	3,263,990
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/2040	3,000	3,201,930
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	755	765,336
Series 2016 A, RB (f)	5.00%	12/01/2046	1,275	1,267,146
California (State of); Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	2,410	2,663,990
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,135	4,673,129
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,800	1,986,588
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges RB (b)(d)(e)	5.00%	01/01/2028	6,800	8,362,980
Series 2003 A, First Lien Bay Area Toll Bridges RB (b)(d)(e)	5.00%	01/01/2028	3,300	4,058,505
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (d)(e)	5.00%	01/01/2028	4,500	5,379,390
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(g)	0.00%	08/01/2029	1,360	853,740
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2043	2,120	660,656
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2044	1,090	323,381
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2045	6,270	1,770,335
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2048	4,610	1,127,698
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/2036	4,440	4,884,355
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	4,155	2,307,438
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	3,165	1,678,241
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	3,955	3,884,561
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,825	4,377,047
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	3,360	2,884,560
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,200	3,567,552
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (c)	5.00%	06/01/2031	2,000	2,004,580
Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS-NATL) (c)(h)	6.00%	05/15/2018	9,000	9,593,550
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,169,440
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (b)	5.00%	07/01/2043	6,240	6,927,398
Series 2012-B, Waterworks RB (b)	5.00%	07/01/2043	9,805	10,885,119
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,194,820
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(g)	0.00%	08/01/2034	1,665	800,216
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(g)	0.00%	08/01/2035	300	137,568
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (c)(g)	0.00%	08/01/2029	3,350	2,015,930
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	2,400	1,603,656
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2034	3,825	1,970,219
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2035	4,120	2,029,059
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2036	300	140,880
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2037	1,785	801,751
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	7,840	5,169,539
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	8,475	4,706,507
Regents of the University of California; Series 2013 AI, General RB (b)	5.00%	05/15/2033	6,000	6,707,160

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (INS-NATL) (c)	5.00%	12/01/2036	$655	$657,011
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	09/01/2030	1,600	939,376
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/2030	1,525	1,679,269
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	595	658,064
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2031	2,450	2,670,843
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	11,350	5,485,342
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2022	525	459,806
				162,827,354

Colorado–2.99%

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.50%	01/01/2035	8,100	9,152,028
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,000	3,334,650
Denver (City & County of); Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,135	1,257,864
University of Colorado; Series 2013 A, Enterprise RB (b)	5.00%	06/01/2043	7,500	8,268,375
				22,012,917

Connecticut–0.50%

Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007, RB (d)(e)	5.00%	07/01/2018	895	949,291
Series 2007, RB (INS-NATL) (c)	5.00%	07/01/2025	1,105	1,161,808
Series 2016, RB (d)(e)	5.00%	07/01/2018	265	281,075
Series 2016, RB (d)(e)	5.00%	07/01/2018	1,195	1,267,489
Series 2016, RB (INS-NATL) (c)	5.00%	07/01/2024	10	10,522
Series 2016, RB (INS-NATL) (c)	5.00%	07/01/2027	30	31,470
				3,701,655

District of Columbia–7.31%

District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2034	3,030	3,404,114
Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2035	6,060	6,795,320
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,000	879,660
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	2,520	2,695,014
Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	625	668,406
Series 2013 A, Sub. Lien Public Utility RB (b)	5.00%	10/01/2044	6,000	6,591,480
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (c)	5.00%	02/01/2031	6,860	7,036,576
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2026	3,260	3,428,379
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2027	3,260	3,424,402
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2028	6,520	6,836,807
Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/2027	5,100	5,615,610
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,155	6,372,764
				53,748,532

Florida–10.30%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,144,900
Broward (County of); Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,070	2,191,074

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (c)	5.00%	10/01/2041	$4,130	$4,561,750
Series 2011 A, Ref. Water & Sewer RB (INS-AGM) (c)	5.00%	10/01/2031	1,500	1,610,280
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	4,890	5,467,607
Series 2015 A-1, RB	5.00%	06/01/2022	6,000	6,760,440
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	2,250	2,530,778
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,420,813
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (d)(e)	5.00%	10/01/2018	3,580	3,815,099
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.13%	11/15/2032	4,000	4,242,960
Series 2012, RB	5.50%	11/15/2032	1,100	1,186,856
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	871,381
Miami Beach (City of); Series 2000, Water & Sewer RB (INS-AMBAC) (c)	5.75%	09/01/2025	865	892,040
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (d)(e)	6.00%	07/01/2018	2,000	2,152,660
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (c)	5.00%	07/01/2035	3,415	3,732,458
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (d)(e)	5.00%	10/01/2017	1,000	1,034,660
Series 2010, Water & Sewer System RB (INS-AGC) (c)	5.00%	10/01/2039	4,500	4,920,570
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	2,000	2,195,480
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,000	1,098,440
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,575	1,714,262
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,195	1,297,400
Orange (County of); Series 2012 B, Ref. Sales Tax RB (b)	5.00%	01/01/2031	7,500	8,303,175
Orlando (City of) Greater Orlando Aviation Authority; Series 2016 A, Airport Facilities RB (h)	5.00%	10/01/2039	730	791,313
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,103,506
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (d)(e)	5.50%	10/01/2019	695	772,298
Series 2009, Improvement RB (INS-BHAC) (c)	5.50%	10/01/2023	2,355	2,616,075
Series 2011, Ref. RB (b)	5.00%	10/01/2031	2,790	3,097,709
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (d)(e)	5.00%	09/01/2018	2,715	2,895,955
Series 2009, Ref. Utility System RB (INS-AGC) (c)	5.00%	09/01/2029	285	300,116
				75,722,055

Georgia–1.97%

Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM) (c)	5.00%	01/01/2035	5,390	5,812,684
Fayette (County of) Hospital Authority (Piedmont Healthcare, Inc.); Series 2016 A, RAC	5.00%	07/01/2046	1,190	1,281,975
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	510	554,533
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (d)(e)	5.00%	07/01/2017	3,100	3,175,578
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.00%	10/01/2032	1,220	1,292,907
Series 2012 A, RB	5.25%	10/01/2027	2,170	2,365,734
				14,483,411

Hawaii–2.57%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,353,850
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (h)	5.00%	08/01/2028	1,775	1,930,881

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–(continued)

Hawaii (State of); Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	$2,055	$2,172,402
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds (b)	5.00%	11/01/2029	10,000	11,448,300
				18,905,433

Idaho–1.57%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (c)	5.00%	07/01/2035	5,000	5,351,550
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	2,500	2,664,775
Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	3,310	3,528,162
				11,544,487

Illinois–15.56%

Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/2044	630	632,375
Series 2013, Industrial Project RB	5.50%	11/01/2042	1,000	1,035,450
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2031	2,280	2,537,184
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,550	1,733,117
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,100	1,159,620
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB (h)	5.00%	01/01/2046	790	830,156
Series 2015 D, RB	5.00%	01/01/2046	555	602,586
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2038	1,595	1,706,538
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds (b)	5.00%	12/01/2045	1,650	1,797,708
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/2025	775	798,413
Series 2008, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/2026	3,105	3,196,070
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/2036	7,490	8,012,278
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,270	3,475,945
Chicago (City of); Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (c)	5.56%	01/01/2021	2,000	2,006,540
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (c)	5.58%	01/01/2022	2,000	2,006,600
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	630	619,441
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	395	384,904
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2037	5,705	5,718,977
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	315	306,627
Series 2008, Ref. Second Lien Water RB (INS-AGM) (c)	5.00%	11/01/2027	940	981,952
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (c)	5.00%	01/01/2030	1,000	1,079,060
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	765	807,955
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,145	3,118,676
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/2032	2,460	2,599,925
Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/2037	2,460	2,591,143
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2024	210	217,447
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2027	1,845	1,906,771
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2028	305	314,909
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,250	1,296,238
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/2027	2,000	2,105,680
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/2024	2,100	2,280,159
Series 2009 B, RB	5.75%	08/15/2030	2,000	2,204,500
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,330,465
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	1,430	1,542,698
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,104,105

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/2029	$2,000	$2,255,160
Series 2010 A, Ref. RB	6.00%	08/15/2038	1,165	1,322,694
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	3,720	4,063,319
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Ref. Dedicated State Tax RB (d)(e)	5.30%	06/15/2017	1,545	1,597,391
Series 2002, Ref. Dedicated State Tax RB (INS-NATL) (c)	5.30%	06/15/2018	1,455	1,501,094
Series 2012 B, RB	5.00%	12/15/2028	5,000	5,249,750
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (c)(g)	0.00%	12/15/2029	2,500	1,358,325
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2031	1,060	1,147,662
Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2032	965	1,035,706
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/2038	12,300	13,408,722
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,135	1,137,474
Series 2013, Unlimited Tax GO Bonds (INS-AGM) (c)	5.25%	07/01/2029	1,880	1,977,591
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,000	991,640
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,000	990,150
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,100	1,113,013
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	4,090	4,596,506
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (c)	5.75%	06/01/2021	4,000	4,611,760
				114,400,169

Indiana–3.48%

Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/2046	1,310	1,328,563
Series 2014, RB (h)	5.25%	09/01/2034	765	793,121
Series 2014, RB (h)	5.25%	09/01/2040	2,270	2,337,964
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/2040	3,365	3,450,202
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	512,660
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	510	520,037
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,325	3,279,913
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,590	1,727,392
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (b)	5.00%	02/01/2030	9,000	9,884,250
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	6.75%	01/01/2034	1,500	1,776,660
				25,610,762

Iowa–2.79%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (b)(d)(e)(i)	5.00%	06/01/2019	5,140	5,593,759
Series 2009 A, Special Obligation RB (b)(d)(e)(i)	5.00%	06/01/2019	3,850	4,189,878
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,190	1,188,191
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,025	1,021,310
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,055	979,072
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	12,020	837,794
Iowa (State of); Series 2001, Vision Special Fund RB (INS-NATL) (c)	5.50%	02/15/2019	3,600	3,908,268
Series 2001, Vision Special Fund RB (INS-NATL) (c)	5.50%	02/15/2020	2,500	2,788,300
				20,506,572

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.89%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	$1,510	$1,658,614
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,597,710
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (d)(e)	5.25%	03/01/2019	3,000	3,255,690
				6,512,014

Kentucky–2.68%

Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,245	1,292,721
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,570	1,623,349
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/2030	2,500	2,728,475
Series 2010 B, Ref. Hospital RB	6.38%	03/01/2040	1,585	1,738,935
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	3,545	3,835,406
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2028	455	487,810
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,074,650
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/2028	3,140	3,521,604
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,398,850
				19,701,800

Louisiana–1.91%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (c)	5.50%	10/01/2035	4,500	4,950,450
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	1,890	1,014,552
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	650	698,282
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (c)	5.00%	12/01/2030	1,000	1,097,630
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,861,914
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	745	797,262
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,410	1,521,799
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,190	1,278,262
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	745	797,135
				14,017,286

Maryland–1.09%

Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2015, Ref. RB	5.00%	07/01/2040	4,250	4,666,245
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,465	1,579,871
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	1,600	1,785,680
				8,031,796

Massachusetts–3.41%

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/2036	15,820	17,130,212
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)(d)(e)	5.50%	07/01/2018	5,120	5,467,341
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (c)	5.25%	08/01/2031	2,000	2,463,680
				25,061,233

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–1.88%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB	5.00%	04/15/2041	$2,715	$2,969,368
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,095	1,160,536
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	550	594,633
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	550	606,271
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	800	850,296
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,005	2,159,425
Wayne State University Board of Governors; Series 2008, Ref. General RB (d)(e)	5.00%	11/15/2018	1,255	1,348,610
Series 2008, Ref. General RB (d)(e)	5.00%	11/15/2018	335	359,988
Series 2008, Ref. General RB (INS-AGM) (c)	5.00%	11/15/2025	425	452,982
Series 2008, Ref. General RB (INS-AGM) (c)	5.00%	11/15/2029	1,580	1,680,551
Western Michigan University Board of Trustees; Series 2008, General RB (d)(e)	5.00%	05/15/2018	1,575	1,662,570
				13,845,230

Missouri–0.98%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	825	930,872
Series 2011 A, Ref. RB	5.50%	09/01/2025	1,445	1,619,469
Series 2011 A, Ref. RB	5.50%	09/01/2027	980	1,090,172
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	2,000	2,090,240
Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,506,120
				7,236,873

Montana–0.31%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (d)(e)	5.75%	01/01/2021	2,000	2,309,840

Nebraska–1.30%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	4,690	5,063,605
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,048,790
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,682,075
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	700	761,656
				9,556,126

Nevada–2.72%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM) (c)	5.25%	07/01/2039	2,000	2,160,480
Clark (County of); Series 1992 B, Limited Tax GO Bonds (INS-AMBAC) (c)	6.50%	06/01/2017	4,000	4,109,560
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	13,000	13,750,880
				20,020,920

New Jersey–4.96%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	1,975	2,128,714
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.38%	01/01/2043	2,000	2,191,400
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (c)	5.50%	09/01/2024	3,390	3,715,576
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (d)(e)	5.00%	07/01/2018	510	540,768
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (c)(g)	0.00%	12/15/2026	14,305	9,382,936
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	960	1,017,446
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2030	3,200	3,293,728

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	$6,945	$6,884,995
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	975	830,583
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	3,525	3,266,618
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	3,745	3,198,417
				36,451,181

New York–14.48%

Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (f)(h)	5.00%	01/01/2035	1,600	1,725,600
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,815	2,638,556
Long Island Power Authority; Series 2011 A, Electric System General RB (INS-AGM) (c)	5.00%	05/01/2036	4,955	5,404,369
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,143,626
Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/2034	3,000	3,323,220
Series 2012 A, Ref. Dedicated Tax Fund RB (b)	5.00%	11/15/2027	10,000	11,509,600
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (b)	5.00%	06/15/2045	10,545	11,665,301
New York (City of) Transitional Finance Authority; Series 2013, Sub. Future Tax Sec. RB (b)	5.00%	11/01/2038	4,500	5,073,480
Subseries 2012 E-1, Future Tax Sec. RB (b)	5.00%	02/01/2037	6,845	7,641,621
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	1,465	1,639,438
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2028	2,900	3,531,765
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2029	2,455	3,007,326
New York (State of) Dormitory Authority (General Purpose); Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,000	1,110,680
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, RB (INS-AGM) (c)	5.00%	02/15/2027	50	50,392
Series 2007 F, RB (d)(e)	5.00%	02/15/2017	450	453,947
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (c)	5.50%	07/01/2031	1,040	1,268,384
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (b)	5.00%	03/15/2040	4,840	5,346,022
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	1,725	1,859,015
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/2029	4,545	5,080,992
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,620	1,798,864
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (b)	5.00%	12/15/2031	10,000	11,445,200
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,685	5,777,779
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (b)	5.00%	09/15/2040	4,900	5,457,179
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2026	1,610	1,690,259
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	4,720	4,865,329
				106,507,944

North Carolina–2.24%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	6,840	7,515,450
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	1,135	1,185,848
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (b)	5.00%	06/01/2042	4,890	5,367,117
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/2036	2,250	2,433,983
				16,502,398

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–5.00%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	$3,300	$3,545,718
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	540,170
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/2033	2,500	2,599,975
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,323,849
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	235	195,640
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,115	6,050,596
Butler (County of) Hospital Facilities (UC Health); Series 2016, Ref. RB	5.00%	11/15/2045	1,120	1,199,822
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,000	1,044,270
Cleveland (City of); Series 2008 B-2, Public Power System CAB RB (INS-NATL) (c)(g)	0.00%	11/15/2026	3,545	2,499,225
Series 2008 B-2, Public Power System CAB RB (INS-NATL) (c)(g)	0.00%	11/15/2028	3,845	2,500,750
Series 2008 B-2, Public Power System CAB RB (INS-NATL) (c)(g)	0.00%	11/15/2038	2,800	1,068,676
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	2,000	1,875,600
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,342,420
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,395	1,422,495
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (c)(h)	5.00%	12/31/2039	750	796,725
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	965	901,204
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2035	2,000	2,157,520
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR RB (e)	4.38%	06/01/2022	4,050	3,737,867
				36,802,522

Oklahoma–0.15%

Comanche (County of) Hospital Authority; Series 2015, Ref. Hospital RB	5.00%	07/01/2022	1,000	1,068,680

Oregon–0.22%

Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.00%	05/01/2040	1,570	1,621,810

Pennsylvania–1.34%

Montgomery (County of) Industrial Development Authority (Exelon Generation); Series 2001, Ref. RB (e)(h)	2.70%	04/01/2020	4,000	3,961,440
Pennsylvania (State of) Turnpike Commission; Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/2039	1,500	1,141,515
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (c)	5.13%	09/01/2023	4,500	4,771,620
				9,874,575

South Carolina–2.46%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (c)	5.75%	01/01/2034	7,410	8,378,561
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	4,450	4,901,097
South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	3,240	3,442,176
Series 2015, RB (h)	5.25%	07/01/2055	1,260	1,337,603
				18,059,437

South Dakota–0.56%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,500	2,661,200
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,446,063
				4,107,263

Tennessee–0.52%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/2042	1,000	1,051,050

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (c)	5.25%	11/01/2030	$2,475	$2,779,227
				3,830,277

Texas–14.83%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (b)	5.00%	08/15/2034	4,895	5,448,331
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,490	1,652,321
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	2,000	2,207,620
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (d)(e)	5.00%	02/15/2018	2,285	2,392,921
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/2036	3,305	3,666,831
Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/2041	3,000	3,315,300
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (c)	5.00%	11/15/2027	1,840	1,959,214
Series 2008, Thermal Utility RB (INS-AGC) (c)	5.25%	11/15/2024	2,160	2,313,338
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (c)(g)	0.00%	09/01/2026	3,975	2,807,264
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (c)(g)	0.00%	09/01/2027	5,015	3,384,122
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (d)(e)	4.50%	04/15/2018	70	73,241
Series 2008, Sr. Lien Student Fee RB (d)(e)	5.00%	04/15/2018	615	647,657
Series 2008, Sr. Lien Student Fee RB (d)(e)	5.00%	04/15/2018	430	452,833
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (c)	4.50%	04/15/2027	155	160,267
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (c)	5.00%	04/15/2025	1,295	1,356,046
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (c)	5.00%	04/15/2026	900	939,528
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	2,700	2,782,647
Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (d)(e)	5.00%	02/15/2018	285	298,461
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,230	1,255,436
Lower Colorado River Authority; Series 2002, Ref. & Improvement RB (INS-NATL) (c)	5.00%	05/15/2031	270	270,732
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,602,787
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,000	1,105,400
North East Texas Regional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	1,680	1,806,874
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (c)(g)	0.00%	01/01/2028	16,400	10,693,456
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (c)(g)	0.00%	01/01/2029	2,725	1,699,474
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (c)(g)	0.00%	01/01/2031	3,550	1,991,799
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,405	2,649,757
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (c)	5.00%	10/01/2032	2,265	2,423,210
Series 2011, Special Project RB (INS-AGM) (c)	5.00%	10/01/2037	2,475	2,647,879
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	960	924,269
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,600	1,501,280
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,366,080
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,075	1,349,925
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	4,010	1,680,511
Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	1,000	1,085,580
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,585	1,778,259
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (d)(g)	0.00%	08/15/2027	200	147,038
Series 2002 A, First Tier CAB RB (INS-BHAC) (c)(g)	0.00%	08/15/2027	6,800	4,856,356
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,470,800

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	$5,370	$6,240,316
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	3,025	3,189,197
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,000	3,143,130
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,252,032
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,125	1,170,743
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,250	1,424,200
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/2033	2,500	2,595,900
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (d)(e)	5.00%	02/15/2018	1,920	2,010,682
Series 2008, School Building Unlimited Tax GO Bonds (d)(e)	5.00%	02/15/2018	815	853,492
				109,044,536

Utah–1.49%

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (b)(d)(e)	5.00%	06/15/2018	10,325	10,936,963

Virgin Islands–0.32%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,500	2,359,400

Virginia–2.56%

Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL) (c)	5.25%	07/15/2022	3,000	3,342,030
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/2033	2,500	2,692,550
Roanoke (City of) Industrial Development Authority (Carilion Health System); Series 2005, Hospital RB (d)(e)	5.00%	07/01/2020	35	39,079
Series 2005 B, Hospital RB (INS-AGM) (c)	5.00%	07/01/2038	2,365	2,514,681
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	3,355	3,594,681
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	700	787,318
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	3,855	4,015,368
Series 2012, Sr. Lien RB (h)	5.00%	01/01/2040	1,810	1,837,747
				18,823,454

Washington–3.85%

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2032	2,500	2,789,625
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,900	2,041,132
Washington (State of); Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (c)(g)	0.00%	12/01/2029	5,100	3,310,665
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)(d)(e)	5.00%	08/01/2019	8,995	9,836,212
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)(d)(e)	5.00%	08/01/2019	9,460	10,344,699
				28,322,333

West Virginia–0.59%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/2038	4,000	4,353,680

Wisconsin–2.73%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,318,400
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,072,540
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (b)	5.00%	03/01/2046	5,565	6,018,381

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.50%	04/01/2032	$1,155	$1,168,952
Series 2015, Ref. RB	5.75%	04/01/2035	815	835,970
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	4,235	4,643,212
				20,057,455
TOTAL INVESTMENTS(k)–154.96% (Cost $1,070,218,707)				1,139,598,276
FLOATING RATE NOTE OBLIGATIONS –(30.72)%
Notes with interest and fee rates ranging from 1.08% to 1.52% at 11/30/2016 and contractual maturities of collateral ranging from 06/01/2025 to 10/01/2052 (See Note 1D)(l)				(225,940,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(26.25)%				(193,015,129)
OTHER ASSETS LESS LIABILITIES–2.01%				14,794,043
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$735,437,190

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	PCR	—Pollution Control Revenue Bonds

AGM	—Assured Guaranty Municipal Corp.	RAB	—Revenue Anticipation Bonds

AMBAC	—American Municipal Bond Assurance Corp.	RAC	—Revenue Anticipation Certificates

BHAC	—Berkshire Hathaway Assurance Corp.	RB	—Revenue Bonds

CAB	—Capital Appreciation Bonds	Ref.	—Refunding

Conv.	—Convertible	RN	—Revenue Notes

COP	—Certificates of Participation	Sec.	—Secured

FTA	—Federal Transit Administration	Sr.	—Senior

GO	—General Obligation	Sub.	—Subordinated

INS	—Insurer	Wts.	—Warrants

Jr.	—Junior	PCR	—Pollution Control Revenue Bonds

NATL	—National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $21,150,188, which represented 2.88% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	8.7%
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Trust’s investments with a value of $365,168,709 are held by TOB Trusts and serve as collateral for the $225,940,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily

Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2016 was $123,676,206 and $116,370,987, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$75,691,639
Aggregate unrealized (depreciation) of investment securities	(6,928,967)
Net unrealized appreciation of investment securities	$68,762,672
Cost of investments for tax purposes is $1,070,835,604.

Invesco Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Invesco Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.